Prepaid Expenses and Other Current Assets (Details b) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Prepaid Expenses
Insurance	$ 51,600	$ 27,300	$ 21,800
Prepaid compensation under financial advisory and other consulting agreements	$ 675,000
Legal fees		$ 3,400	3,400
Technology license fees and all other	$ 1,700	5,000	12,500
Total	$ 728,300	$ 35,700	$ 40,500